Nature of Operations (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount	$ 200,000
Percentage of convertible senior notes	0.00%
Purchase of additional convertible note	$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			784	73,421	206,991
Issuance of shares		4,025,000
Amount of shares	$ 194,530	$ 64,320			$ 64,320
Underwriter [Member]
Schedule of Equity Method Investments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		525,000
Per share price		$ 17
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Camtek shares acquired			17.60%
Priortech Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			21.08%